UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbinger Capital Partners Special Situations Fund, LP

Address:  555 Madison Avenue, 16th Floor
          New York, New York  10022


13F File Number: 028-12359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By: Harbinger Capital Partners Special Situations GP, LLC
By: HMC-New York, Inc., Managing Member

By:     Joel B. Piassick
Title:  Executive Vice-President and General Counsel
Phone:  (205) 987-5596


Signature, Place and Date of Signing:


/s/ Joel B. Piassick              Birmingham, AL             November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

   -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total:  $2,537,935
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number                   Name

1.   028-12357             Harbinger Capital Partners Special Situations GP, LLC
2.   028-12612             HMC-New York, Inc.
3.   028-12611             Harbert Management Corporation
--   ---------             ------------------------------

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6        COLUMN 7     COLUMN 8

                                                          VALUE    SHRS OR   SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (X$1000) PRN AMT   PRN CALL  DISCRETION      MNGRS  SOLE     SHARED  NONE
--------------                --------------   -----      ----------------   --- ----  ----------      -----  ----     ------  ----
AK STL HLDG CORP              COM              001547108  111,715   4,309,999 SH       SHARED-DEFINED  1,2,3   4,309,999  0     0
ASHLAND INC NEW               COM              044209104   64,725   2,343,613 SH       SHARED-DEFINED  1,2,3   2,343,613  0     0
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW          049164205   44,136   1,094,914 SH       SHARED-DEFINED  1,2,3   1,094,914  0     0
AUGUSTA RES CORP              COM NEW          050912203   19,690   5,594,446 SH       SHARED-DEFINED  1,2,3   5,594,446  0     0
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109  171,300   7,479,725 SH       SHARED-DEFINED  1,2,3   7,479,725  0     0
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109    1,693      67,300 SH CALL  SHARED-DEFINED  1,2,3      67,300  0     0
CALPINE CORP                  COM NEW          131347304  448,434  34,494,892 SH       SHARED-DEFINED  1,2,3  34,494,892  0     0
CLEVELAND CLIFFS INC          COM              185896107  363,632   7,616,472 SH       SHARED-DEFINED  1,2,3   7,616,472  0     0
CONSTELLATION ENERGY GROUP I  COM              210371100   19,197     670,758 SH       SHARED-DEFINED  1,2,3     670,758  0     0
GENERAL MOLY INC              COM              370373102   11,957   3,154,788 SH       SHARED-DEFINED  1,2,3   3,154,788  0     0
GREEN BUILDERS INC            COM              392744108      690   1,150,000 SH       SHARED-DEFINED  1,2,3   1,150,000  0     0
HLTH CORPORATION              COM              40422Y101    1,503     148,662 SH       SHARED-DEFINED  1,2,3     148,662  0     0
LEAP WIRELESS INTL INC        COM NEW          521863308  126,929   3,425,000 SH       SHARED-DEFINED  1,2,3   3,425,000  0     0
MEDIA GEN INC                 CL A             584404107   16,815   1,352,807 SH       SHARED-DEFINED  1,2,3   1,352,807  0     0
MEDIVATION INC                COM              58501N101   27,901   1,109,722 SH       SHARED-DEFINED  1,2,3   1,109,722  0     0
MIRANT CORP NEW               COM              60467R100   45,889   2,734,756 SH       SHARED-DEFINED  1,2,3   2,734,756  0     0
NAVISTAR INTL CORP NEW        COM              63934E108  170,720   3,150,969 SH       SHARED-DEFINED  1,2,3   3,150,969  0     0
NEW YORK TIMES CO             CL A             650111107  164,539  11,514,246 SH       SHARED-DEFINED  1,2,3  11,514,246  0     0
NICOR INC                     COM              654086107   40,835     915,469 SH       SHARED-DEFINED  1,2,3     915,469  0     0
NISOURCE INC                  COM              65473P105    1,069      72,200 SH       SHARED-DEFINED  1,2,3      72,200  0     0
OWENS CORNING NEW             COM              690742101   76,509   3,199,885 SH       SHARED-DEFINED  1,2,3   3,199,885  0     0
RTI INTL METALS INC           COM              74973W107   10,954     560,000 SH       SHARED-DEFINED  1,2,3     560,000  0     0
SERACARE LIFE SCIENCES INC D  COM              81747T104    1,945     650,529 SH       SHARED-DEFINED  1,2,3     650,529  0     0
SOLUTIA INC                   COM NEW          834376501  145,202  10,672,544 SH       SHARED-DEFINED  1,2,3  10,672,544  0     0
SOUTHERN UN CO NEW            COM              844030106   34,997   1,824,131 SH       SHARED-DEFINED  1,2,3   1,824,131  0     0
SPECTRUM BRANDS INC           COM              84762L105    2,363   1,700,000 SH       SHARED-DEFINED  1,2,3   1,700,000  0     0
SUNOCO INC                    COM              86764P109   62,472   2,029,225 SH       SHARED-DEFINED  1,2,3   2,029,225  0     0
TERRESTAR CORP                COM              881451108   10,435  10,434,631 SH       SHARED-DEFINED  1.2.3  10,434,631  0     0
PROSHARES TR                  ULTRASHT DOW30   74347R867   15,383     250,000 SH       SHARED-DEFINED  1,2,3     250,000  0     0
PROSHARES TR                  ULTRASHRT FINL   74347R628  209,956   1,891,835 SH       SHARED-DEFINED  1,2,3   1,891,835  0     0
PROSHARES TR                  ULTRASHT SP500   74347R883   36,827     499,668 SH       SHARED-DEFINED  1,2,3     499,668  0     0
UNITED STATES OIL FUND LP     UNITS            91232N108   77,524     945,300 SH  PUT  SHARED-DEFINED  1,2,3     945,300  0     0



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